Note 46 Provisions or reversal of provisions (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions or reversal of provisions [Line Items]
Pensions And Other Post Employment Defined Benefit Obligations Provisions		€ 31	€ (89)	€ 61
Commitments And Guarantees Given		76	87	8
Pending Legal Issues And Tax Litigation		171	210	135
Other provisions	[1]	95	84	814
Provisions or reversal of provisions		€ 373	€ 291	€ 1,018

[1]	(1) In 2021, it includes a provision for the agreement with the union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Note 24).